Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Consolidated Income Statement - Discontinued Operations
Table 34: Consolidated Income Statement - Discontinued Operations

	Year ended December 31
In millions	2019	2018	2017
Noninterest income	$988	$942	$1,077
Total revenue	988	942	1,077
Income from discontinued operations before income taxes and noncontrolling interests	988	942	1,077
Income taxes	161	154	287
Net income from discontinued operations	$827	$788	$790

Consolidated Statement of Cash Flows - Discontinued Operations
Table 35: Consolidated Statement of Cash Flows - Discontinued Operations

	Year ended December 31
In millions	2019	2018	2017
Cash flows from discontinued operations
Net cash provided by operating activities of discontinued operations	$299	$264	$65